Pension and Postretirement Benefit Plans and Defined Contribution Plans - Pension Plans in Excess of Plan Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
U.S. Qualified Pension Plans [Member]
Pension plans with an accumulated benefit obligation in excess of plan assets:
Fair value of plan assets	$ 11,633	$ 12,706
Accumulated benefit obligation	14,755	16,323
Pension plans with a projected benefit obligation in excess of plan assets:
Fair value of plan assets	11,633	12,706
Projected benefit obligation	14,926	16,575
U.S. Supplemental (Non-Qualified) Pension Plans [Member]
Pension plans with an accumulated benefit obligation in excess of plan assets:
Accumulated benefit obligation	1,324	1,447
Pension plans with a projected benefit obligation in excess of plan assets:
Projected benefit obligation	1,343	1,481
International Pension Plans [Member]
Pension plans with an accumulated benefit obligation in excess of plan assets:
Fair value of plan assets	976	1,718
Accumulated benefit obligation	2,495	4,021
Pension plans with a projected benefit obligation in excess of plan assets:
Fair value of plan assets	1,546	1,999
Projected benefit obligation	$ 3,373	$ 4,715